Sanford C. Bernstein Fund II, Inc.

Schedule of Investments

Intermediate Duration Institutional Portfolio

December 31, 2020 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 30.9%
Malaysia – 0.2%
Malaysia Government Bond Series 117 3.882%, 03/10/2022	MYR	9,375	$2,385,408

Netherlands – 1.3%
Netherlands Government Bond 0.25%, 07/15/2029(a)	EUR	9,090	11,887,133

United States – 29.4%
U.S. Treasury Bonds 1.25%, 05/15/2050	U.S.$	3,270	2,968,036
1.625%, 11/15/2050		375	373,477
2.25%, 08/15/2046-08/15/2049		20,862	23,879,819
2.375%, 11/15/2049		4,905	5,764,908
2.50%, 02/15/2046-05/15/2046		6,259	7,480,166
2.75%, 08/15/2042		190	235,481
2.875%, 05/15/2043-11/15/2046		603	768,715
3.00%, 05/15/2042-02/15/2049		16,061	21,084,405
3.00%, 05/15/2047(b)		1,447	1,895,570
3.125%, 02/15/2043-08/15/2044		330	433,139
3.375%, 05/15/2044		646	882,757
3.50%, 02/15/2039		8,105	11,000,005
3.625%, 08/15/2043-02/15/2044		1,981	2,798,239
3.75%, 11/15/2043		295	424,570
4.375%, 02/15/2038-11/15/2039		11,639	17,567,775
4.50%, 02/15/2036		1,074	1,575,466
4.75%, 02/15/2037		1,525	2,323,480
5.25%, 11/15/2028(c)		2,645	3,562,484
5.375%, 02/15/2031		1,105	1,585,502
U.S. Treasury Notes 0.125%, 08/31/2022-10/31/2022		117,416	117,416,000
0.375%, 11/30/2025		6,549	6,558,210
0.875%, 11/15/2030		3,845	3,831,783
1.125%, 02/28/2021-09/30/2021		938	944,244
1.375%, 04/30/2021-05/31/2021		127	127,273
1.50%, 02/15/2030		9,956	10,534,692
1.625%, 11/15/2022-04/30/2023		5,679	5,873,133
1.75%, 05/31/2022-11/15/2029		5,105	5,301,586
1.875%, 04/30/2022(c)		2,580	2,639,662
2.00%, 02/15/2025		36	38,864
2.125%, 12/31/2022-05/15/2025		3,053	3,175,919
2.25%, 11/15/2025-02/15/2027		2,006	2,216,959
2.625%, 02/15/2029		8,921	10,241,029
2.75%, 11/15/2023(c)		160	171,900
2.875%, 05/15/2028		2,786	3,227,407

			278,902,655

Total Governments - Treasuries (cost $272,228,805)			293,175,196

CORPORATES - INVESTMENT GRADE – 29.5%
Industrial – 19.0%
Basic – 1.5%
Alpek SAB de CV 4.25%, 09/18/2029(a)		251	274,296

	Principal Amount (000)		U.S. $ Value
Celulosa Arauco y Constitucion SA 4.20%, 01/29/2030(a)	U.S.$	651	$734,409
Dow Chemical Co. (The) 4.375%, 11/15/2042		87	106,866
DuPont de Nemours, Inc. 4.493%, 11/15/2025		1,085	1,267,671
Eastman Chemical Co. 3.80%, 03/15/2025		496	551,745
Fresnillo PLC 4.25%, 10/02/2050(a)		2,722	2,980,590
Glencore Funding LLC 4.125%, 05/30/2023(a)		502	541,794
GUSAP III LP 4.25%, 01/21/2030(a)		1,190	1,329,453
Industrias Penoles SAB de CV 4.75%, 08/06/2050(a)		463	535,922
Inversiones CMPC SA 3.85%, 01/13/2030(a)		200	223,938
4.375%, 04/04/2027(a)		1,103	1,253,628
Inversiones CMPC SA/Cayman Islands Branch 4.375%, 05/15/2023(a)		322	342,487
LYB International Finance BV 4.00%, 07/15/2023		330	358,694
LyondellBasell Industries NV 5.75%, 04/15/2024		996	1,146,585
Nutrition & Biosciences, Inc. 1.832%, 10/15/2027(a)		463	477,034
Orbia Advance Corp. SAB de CV 4.00%, 10/04/2027(a)		750	828,047
4.875%, 09/19/2022(a)		365	387,128
Suzano Austria GmbH 3.75%, 01/15/2031		343	363,580

			13,703,867

Capital Goods – 0.2%
Raytheon Technologies Corp. 3.95%, 08/16/2025		1,318	1,511,179
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025		270	291,052

			1,802,231

Communications - Media – 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.20%, 03/15/2028		216	248,700
4.80%, 03/01/2050		302	358,682
5.125%, 07/01/2049		467	568,633
Comcast Corp. 3.45%, 02/01/2050		779	915,115
4.15%, 10/15/2028		1,200	1,439,172
Cox Communications, Inc. 2.95%, 06/30/2023(a)		463	487,405

	Principal Amount (000)		U.S. $ Value
Interpublic Group of Cos., Inc. (The) 4.75%, 03/30/2030	U.S.$	1,070	$1,331,989
Prosus NV 4.027%, 08/03/2050(a)		691	716,913
Tencent Holdings Ltd. 1.81%, 01/26/2026(a)		1,256	1,283,868
3.24%, 06/03/2050(a)		1,022	1,056,493
Time Warner Cable LLC 4.50%, 09/15/2042		505	588,360
ViacomCBS, Inc. 3.375%, 02/15/2028		974	1,094,104
3.70%, 06/01/2028		450	513,896
4.20%, 05/19/2032		270	324,556
4.95%, 01/15/2031		437	548,330
Walt Disney Co. (The) 2.75%, 09/01/2049		894	942,097
Weibo Corp. 3.375%, 07/08/2030		1,973	2,009,377

			14,427,690

Communications - Telecommunications – 0.8%
AT&T, Inc. 2.75%, 06/01/2031		529	565,268
3.50%, 09/15/2053(a)		1,422	1,429,892
3.65%, 09/15/2059(a)		1,140	1,149,348
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.738%, 03/20/2025(a)		1,380	1,498,142
Verizon Communications, Inc. 3.00%, 03/22/2027		463	513,124
Vodafone Group PLC 3.75%, 01/16/2024		2,384	2,606,237

			7,762,011

Consumer Cyclical - Automotive – 1.2%
General Motors Co. 6.125%, 10/01/2025		278	337,539
6.80%, 10/01/2027		390	501,673
General Motors Financial Co., Inc. 2.70%, 08/20/2027		1,220	1,289,894
4.30%, 07/13/2025		275	308,402
5.10%, 01/17/2024		1,398	1,564,278
5.25%, 03/01/2026		600	705,498
Harley-Davidson Financial Services, Inc. 3.35%, 06/08/2025(a)		2,504	2,710,229
Lear Corp. 3.50%, 05/30/2030		729	796,542
3.80%, 09/15/2027		1,089	1,219,364
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(a)		2,084	2,291,441

			11,724,860

Consumer Cyclical - Other – 0.4%
Las Vegas Sands Corp. 2.90%, 06/25/2025		1,168	1,223,375
3.20%, 08/08/2024		686	727,427

	Principal Amount (000)		U.S. $ Value
Marriott International, Inc./MD Series EE 5.75%, 05/01/2025	U.S.$	1,161	$1,358,370

			3,309,172

Consumer Cyclical - Retailers – 0.7%
Advance Auto Parts, Inc. 1.75%, 10/01/2027		519	528,996
3.90%, 04/15/2030		768	884,782
AutoNation, Inc. 4.75%, 06/01/2030		286	344,527
Ralph Lauren Corp. 2.95%, 06/15/2030		2,519	2,727,170
Ross Stores, Inc. 4.70%, 04/15/2027		1,925	2,275,831

			6,761,306

Consumer Non-Cyclical – 4.8%
AbbVie, Inc. 2.95%, 11/21/2026		1,376	1,523,782
4.875%, 11/14/2048		932	1,267,278
Ahold Finance USA LLC 6.875%, 05/01/2029		120	166,728
Altria Group, Inc. 3.40%, 05/06/2030		1,745	1,950,055
4.80%, 02/14/2029		323	387,283
Amgen, Inc. 4.663%, 06/15/2051		2,068	2,807,786
Anheuser-Busch InBev Worldwide, Inc. 4.60%, 06/01/2060		900	1,157,373
5.55%, 01/23/2049		2,345	3,325,937
Banner Health 1.897%, 01/01/2031		500	506,895
Baptist Healthcare System Obligated Group Series 20B 3.54%, 08/15/2050		1,266	1,411,641
BAT Capital Corp. 2.259%, 03/25/2028		2,706	2,798,356
2.726%, 03/25/2031		1,061	1,098,379
4.70%, 04/02/2027		1,110	1,308,834
Baxalta, Inc. 3.60%, 06/23/2022		5	5,199
Biogen, Inc. 3.625%, 09/15/2022		11	11,599
4.05%, 09/15/2025		2,096	2,401,785
Cigna Corp. 3.40%, 03/01/2027		2,395	2,704,578
3.75%, 07/15/2023		311	335,902
4.125%, 11/15/2025		1,278	1,470,211
4.375%, 10/15/2028		740	893,439
Coca-Cola Femsa SAB de CV 1.85%, 09/01/2032		529	526,686
2.75%, 01/22/2030		636	687,079
CommonSpirit Health 1.547%, 10/01/2025		815	838,415

	Principal Amount (000)		U.S. $ Value
CVS Health Corp. 4.30%, 03/25/2028	U.S.$	224	$265,496
5.05%, 03/25/2048		1,045	1,412,861
Gilead Sciences, Inc. 4.75%, 03/01/2046		2,121	2,813,782
HCA, Inc. 5.25%, 06/15/2026		20	23,693
Kimberly-Clark Corp. 3.875%, 03/01/2021		35	35,198
Kimberly-Clark de Mexico SAB de CV 2.431%, 07/01/2031(a)		469	484,242
Royalty Pharma PLC 1.75%, 09/02/2027(a)		294	302,273
Shire Acquisitions Investments Ireland DAC 3.20%, 09/23/2026		2,936	3,283,387
Sigma Alimentos SA de CV 4.125%, 05/02/2026(a)		221	243,722
Sutter Health Series 20A 2.294%, 08/15/2030		1,802	1,878,297
Takeda Pharmaceutical Co., Ltd. 4.40%, 11/26/2023		1,378	1,526,645
Tyson Foods, Inc. 3.95%, 08/15/2024		1,211	1,346,111
4.00%, 03/01/2026		181	208,025
Utah Acquisition Sub, Inc. 3.95%, 06/15/2026		1,720	1,968,110
Zimmer Biomet Holdings, Inc. 3.55%, 03/20/2030		296	335,498

			45,712,560

Energy – 4.6%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. 3.337%, 12/15/2027		3,039	3,413,891
Boardwalk Pipelines LP 3.40%, 02/15/2031		926	963,475
BP Capital Markets America, Inc. 3.194%, 04/06/2025		1,118	1,229,699
ConocoPhillips Co. 6.95%, 04/15/2029		85	119,144
Energy Transfer Operating LP 3.60%, 02/01/2023		100	104,590
3.75%, 05/15/2030		1,733	1,867,637
4.75%, 01/15/2026		1,425	1,613,713
5.50%, 06/01/2027		1,500	1,757,745
Eni SpA 4.25%, 05/09/2029(a)		1,163	1,375,061
Enterprise Products Operating LLC 4.20%, 01/31/2050		305	356,941
Exxon Mobil Corp. 1.571%, 04/15/2023		1,660	1,708,904
Husky Energy, Inc. 4.40%, 04/15/2029		3,466	3,858,732
Kinder Morgan Energy Partners LP 4.15%, 03/01/2022		260	271,084

	Principal Amount (000)		U.S. $ Value
Kinder Morgan, Inc. 5.00%, 02/15/2021(a)	U.S.$	645	$646,948
Marathon Oil Corp. 3.85%, 06/01/2025		998	1,069,557
6.80%, 03/15/2032		1,800	2,219,742
Marathon Petroleum Corp. 5.125%, 12/15/2026		2,794	3,332,348
Noble Energy, Inc. 3.90%, 11/15/2024		1,197	1,330,549
Oleoducto Central SA 4.00%, 07/14/2027(a)		491	532,428
ONEOK, Inc. 4.00%, 07/13/2027		1,720	1,915,839
4.35%, 03/15/2029		1,012	1,146,282
6.35%, 01/15/2031		291	373,615
Phillips 66 4.30%, 04/01/2022		131	137,295
Plains All American Pipeline LP/PAA Finance Corp. 2.85%, 01/31/2023		1,417	1,464,285
3.55%, 12/15/2029		173	181,133
3.60%, 11/01/2024		1,485	1,585,728
3.85%, 10/15/2023		650	694,778
4.50%, 12/15/2026		311	348,578
Sabine Pass Liquefaction LLC 5.00%, 03/15/2027		811	957,134
Saudi Arabian Oil Co. 2.25%, 11/24/2030(a)		527	534,246
Shell International Finance BV 3.25%, 04/06/2050		1,659	1,879,863
Spectra Energy Partners LP
3.50%, 03/15/2025		20	22,157
4.60%, 06/15/2021		145	146,195
Sunoco Logistics Partners Operations LP 4.00%, 10/01/2027		1,926	2,105,831
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(a)		415	439,381
Valero Energy Corp. 2.70%, 04/15/2023		943	984,728
Williams Cos., Inc. (The) 3.50%, 11/15/2030		402	455,884
3.90%, 01/15/2025		30	33,329

			43,178,469

Other Industrial – 0.1%
Alfa SAB de CV 5.25%, 03/25/2024(a)		915	1,008,216

Services – 0.5%
Booking Holdings, Inc. 4.625%, 04/13/2030		2,166	2,686,251
Expedia Group, Inc. 6.25%, 05/01/2025(a)		111	128,737
Mastercard, Inc. 3.30%, 03/26/2027		663	756,450

	Principal Amount (000)		U.S. $ Value
3.85%, 03/26/2050	U.S.$	1,064	$1,375,231

			4,946,669

Technology – 2.2%
Apple, Inc. 2.40%, 08/20/2050		1,790	1,826,301
Baidu, Inc. 3.425%, 04/07/2030		203	225,345
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.50%, 01/15/2028		466	512,922
Broadcom, Inc. 4.11%, 09/15/2028		1,436	1,642,439
4.15%, 11/15/2030		1,657	1,915,973
5.00%, 04/15/2030		988	1,201,625
Dell International LLC/EMC Corp. 6.02%, 06/15/2026(a)		918	1,120,621
Infor, Inc. 1.75%, 07/15/2025(a)		649	673,117
Leidos, Inc. 4.375%, 05/15/2030(a)		1,913	2,293,132
Micron Technology, Inc. 4.185%, 02/15/2027		2,396	2,803,967
NXP BV/NXP Funding LLC/NXP USA, Inc. 2.70%, 05/01/2025(a)		204	219,335
3.875%, 06/18/2026(a)		508	581,289
Oracle Corp. 2.50%, 04/01/2025		1,685	1,810,650
3.60%, 04/01/2050		3,620	4,225,843

			21,052,559

Transportation - Airlines – 0.3%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)		819	877,965
4.75%, 10/20/2028(a)		951	1,038,435
Southwest Airlines Co. 5.25%, 05/04/2025		985	1,141,881

			3,058,281

Transportation - Railroads – 0.1%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		261	289,136
5.875%, 07/05/2034(a)		437	528,283

			817,419

Transportation - Services – 0.1%
ENA Master Trust 4.00%, 05/19/2048(a)		380	408,856

			179,674,166

	Principal Amount (000)		U.S. $ Value

Financial Institutions – 10.0%
Banking – 7.4%
ABN AMRO Bank NV 4.75%, 07/28/2025(a)	U.S.$	269	$310,477
AIB Group PLC 4.75%, 10/12/2023(a)		575	632,402
Australia & New Zealand Banking Group Ltd. 4.40%, 05/19/2026(a)		400	460,368
Banco de Credito del Peru 3.125%, 07/01/2030(a)		1,447	1,486,792
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375%, 04/17/2025(a)		668	762,428
Banco Santander SA 2.749%, 12/03/2030		600	618,576
3.49%, 05/28/2030		200	224,340
5.179%, 11/19/2025		3,400	3,981,808
Bank of America Corp. 5.00%, 05/13/2021		10	10,169
5.875%, 01/05/2021		35	35,000
Series DD 6.30%, 03/10/2026(d)		335	389,230
Series L 3.95%, 04/21/2025		2,450	2,760,562
Series Z 6.50%, 10/23/2024(d)		524	599,566
Bank of New York Mellon Corp. (The) Series G 4.70%, 09/20/2025(d)		392	432,196
Barclays Bank PLC 6.86%, 06/15/2032(a) (d)		226	320,206
BBVA USA 2.875%, 06/29/2022		1,785	1,846,922
BNP Paribas SA 4.375%, 09/28/2025-05/12/2026(a)		2,375	2,716,782
BPCE SA
2.75%, 01/11/2023(a)		585	611,904
5.70%, 10/22/2023(a)		379	428,634
Capital One Financial Corp. 2.60%, 05/11/2023		808	846,849
3.30%, 10/30/2024		1,725	1,895,947
4.75%, 07/15/2021		90	92,084
Citigroup, Inc. 4.45%, 09/29/2027		1,675	1,978,326
5.95%, 01/30/2023(d)		481	505,642
Series R 4.699% (LIBOR 3 Month + 4.48%), 02/15/2021(d) (e)		832	833,140
Series W 4.00%, 12/10/2025(d)		788	809,505
Commonwealth Bank of Australia 4.50%, 12/09/2025(a)		409	471,213

	Principal Amount (000)		U.S. $ Value
Cooperatieve Rabobank UA 3.95%, 11/09/2022	U.S.$	443	$470,315
4.375%, 08/04/2025		1,869	2,134,529
Credit Agricole SA/London 3.25%, 10/04/2024(a)		364	395,435
3.375%, 01/10/2022(a)		680	700,971
Danske Bank A/S 3.875%, 09/12/2023(a)		1,744	1,879,404
Deutsche Bank AG/New York NY 2.129%, 11/24/2026		958	980,475
3.961%, 11/26/2025		385	420,997
Discover Bank 4.682%, 08/09/2028		386	410,380
Fifth Third Bancorp 3.50%, 03/15/2022		41	42,430
Goldman Sachs Group, Inc. (The) 3.75%, 02/25/2026		210	238,669
HSBC Holdings PLC
4.041%, 03/13/2028		901	1,028,086
4.25%, 03/14/2024		1,610	1,776,957
4.292%, 09/12/2026		466	531,338
6.375%, 03/30/2025(d)		1,317	1,440,587
JPMorgan Chase & Co. 2.083%, 04/22/2026		1,167	1,231,710
2.956%, 05/13/2031		1,256	1,374,943
3.54%, 05/01/2028		968	1,104,110
3.625%, 05/13/2024		436	482,212
Lloyds Banking Group PLC 4.05%, 08/16/2023		250	272,780
Morgan Stanley 3.591%, 07/22/2028		1,815	2,071,459
3.737%, 04/24/2024		682	733,743
5.00%, 11/24/2025		699	834,662
7.25%, 04/01/2032		55	84,732
Series F 3.875%, 04/29/2024		335	371,076
Series G 5.50%, 07/28/2021		746	767,612
Nationwide Building Society 4.00%, 09/14/2026(a)		961	1,077,973
Natwest Group PLC 8.625%, 08/15/2021(d)		1,810	1,878,201
Series U 2.574% (LIBOR 3 Month + 2.32%), 09/30/2027(d) (e)		800	772,864
Santander Holdings USA, Inc. 4.40%, 07/13/2027		911	1,037,602
Santander UK Group Holdings PLC 3.373%, 01/05/2024		1,150	1,209,685
Societe Generale SA 4.25%, 08/19/2026(a)		1,706	1,900,552
Standard Chartered PLC 1.724% (LIBOR 3 Month + 1.51%), 01/30/2027(a) (d) (e)		400	370,308
5.20%, 01/26/2024(a)		723	798,308
7.50%, 04/02/2022(a) (d)		453	471,827
7.75%, 04/02/2023(a) (d)		200	216,594

	Principal Amount (000)			U.S. $ Value
State Street Corp. 2.901%, 03/30/2026	U.S.$		125	$136,106
Truist Financial Corp. Series Q 5.10%, 03/01/2030(d)			1,603	1,830,866
UBS AG 4.75%, 02/12/2026(a)		EUR	135	165,838
UBS AG/Stamford CT 7.625%, 08/17/2022		U.S.	1,584	1,755,262
UBS Group AG 7.00%, 01/31/2024-02/19/2025(a) (d)			456	508,074
UniCredit SpA 2.569%, 09/22/2026(a)			2,675	2,728,527
US Bancorp Series J 5.30%, 04/15/2027(d)			723	813,079
Wells Fargo & Co. 2.188%, 04/30/2026			843	887,283
3.069%, 01/24/2023			1,445	1,485,561
3.75%, 01/24/2024			1,535	1,674,946
Series G 4.30%, 07/22/2027			674	790,413

				70,350,549

Brokerage – 0.1%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(d)			790	879,388

Finance – 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.875%, 08/14/2024			252	261,717
3.30%, 01/23/2023			252	262,680
3.65%, 07/21/2027			252	272,888
4.125%, 07/03/2023			252	269,499
4.50%, 09/15/2023			740	801,553
6.50%, 07/15/2025			245	292,888
Air Lease Corp. 2.875%, 01/15/2026			497	525,831
3.625%, 04/01/2027			76	81,898
3.875%, 07/03/2023			145	154,506
4.25%, 02/01/2024			578	627,136
Aircastle Ltd. 4.125%, 05/01/2024			359	381,560
4.25%, 06/15/2026			65	68,857
4.40%, 09/25/2023			905	965,726
5.00%, 04/01/2023			75	80,443
5.25%, 08/11/2025(a)			820	902,246
Aviation Capital Group LLC 2.875%, 01/20/2022(a)			143	145,068
3.50%, 11/01/2027(a)			318	318,439
3.875%, 05/01/2023(a)			768	800,778
4.125%, 08/01/2025(a)			10	10,443
4.375%, 01/30/2024(a)			312	329,219

	Principal Amount (000)		U.S. $ Value
4.875%, 10/01/2025(a)	U.S.$	350	$374,822
5.50%, 12/15/2024(a)		879	970,715
GE Capital European Funding Unlimited Co. 4.625%, 02/22/2027	EUR	150	229,039
GE Capital Funding LLC 4.40%, 05/15/2030(a)	U.S.	2,430	2,862,807
GE Capital International Funding Co. Unlimited Co. 4.418%, 11/15/2035		757	903,464
Synchrony Financial 4.50%, 07/23/2025		1,500	1,688,175

			14,582,397

Insurance – 0.7%
Alleghany Corp. 3.625%, 05/15/2030		1,801	2,038,372
Anthem, Inc. 3.30%, 01/15/2023		33	34,930
Guardian Life Insurance Co. of America (The) 4.85%, 01/24/2077(a)		868	1,211,146
Massachusetts Mutual Life Insurance Co. 3.729%, 10/15/2070(a)		11	12,281
MetLife Capital Trust IV 7.875%, 12/15/2037(a)		970	1,367,700
MetLife, Inc. 3.048%, 12/15/2022		75	78,824
10.75%, 08/01/2039		25	42,541
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039(a)		377	653,130
Prudential Financial, Inc. 5.20%, 03/15/2044		462	494,580
5.375%, 05/15/2045		139	151,767
5.875%, 09/15/2042		103	110,239
Voya Financial, Inc. 5.65%, 05/15/2053		395	417,266

			6,612,776

Other Finance – 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.45%, 04/03/2026		351	393,636

REITS – 0.2%
Host Hotels & Resorts LP Series D 3.75%, 10/15/2023		48	50,601
Rexford Industrial Realty LP 2.125%, 12/01/2030		1,670	1,676,697

			1,727,298

			94,546,044

	Principal Amount (000)		U.S. $ Value

Utility – 0.5%
Electric – 0.5%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)	U.S.$	487	$525,808
Colbun SA 3.15%, 03/06/2030(a)		200	215,687
Enel Chile SA 4.875%, 06/12/2028		957	1,127,765
Israel Electric Corp., Ltd. Series 6 5.00%, 11/12/2024(a)		1,117	1,260,814
Kentucky Utilities Co. 3.30%, 06/01/2050		732	829,356
NextEra Energy Capital Holdings, Inc. 2.75%, 05/01/2025		342	370,181
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak 4.85%, 10/14/2038(a)		801	893,619

			5,223,230

Total Corporates - Investment Grade (cost $258,532,624)			279,443,440

MORTGAGE PASS-THROUGHS – 11.6%
Agency Fixed Rate 30-Year – 10.8%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 10/01/2049-11/01/2049		2,251	2,430,587
Series 2020 3.50%, 01/01/2050		2,251	2,466,850
Federal Home Loan Mortgage Corp. Gold Series 2005 5.50%, 01/01/2035		31	35,938
Series 2007 5.50%, 07/01/2035		206	238,672
Series 2016 4.00%, 02/01/2046		1,711	1,897,601
Series 2017 4.00%, 07/01/2044		1,268	1,406,204
Series 2018 4.00%, 08/01/2048-12/01/2048		4,532	4,915,280
4.50%, 03/01/2048-11/01/2048		4,292	4,717,980
5.00%, 11/01/2048		864	972,270
Federal National Mortgage Association Series 2003 5.50%, 04/01/2033-07/01/2033		524	603,721
Series 2004 5.50%, 02/01/2034-11/01/2034		482	559,638
Series 2005 5.50%, 02/01/2035		505	586,307
Series 2006 5.50%, 04/01/2036		101	117,230
Series 2007 5.50%, 05/01/2036-08/01/2037		127	147,901
Series 2008 5.50%, 08/01/2037		1	844

	Principal Amount (000)			U.S. $ Value
Series 2009 5.00%, 12/01/2039	U.S.$	20		$22,990
Series 2010 4.00%, 12/01/2040		756		838,232
5.00%, 06/01/2040		23		26,055
Series 2012 3.50%, 02/01/2042-01/01/2043		7,481		8,259,091
Series 2013 3.50%, 04/01/2043		3,601		3,976,733
4.00%, 10/01/2043		2,557		2,832,123
Series 2015 3.00%, 05/01/2045-08/01/2045		2,810		2,972,109
Series 2018 4.00%, 08/01/2048-12/01/2048		5,968		6,472,828
4.50%, 09/01/2048		3,930		4,319,023
Series 2019 3.50%, 08/01/2049-11/01/2049		7,353		7,924,082
4.00%, 06/01/2049		3,271		3,570,520
Series 2020 3.50%, 01/01/2050		2,332		2,536,421
Government National Mortgage Association Series 2016 3.00%, 04/20/2046-05/20/2046		1,546		1,627,945
Uniform Mortgage-Backed Security Series 2021 1.50%, 01/01/2051, TBA		13,420		13,560,491
2.00%, 01/01/2051, TBA		8,650		8,987,891
2.50%, 01/01/2051, TBA		12,730		13,420,205

				102,443,762

Agency Fixed Rate 15-Year – 0.8%
Federal National Mortgage Association Series 2016 2.50%, 10/01/2031-12/01/2031		4,625		4,849,384
Series 2017 2.50%, 01/01/2032-02/01/2032		2,652		2,780,761

				7,630,145

Other Agency Fixed Rate Programs – 0.0%
Federal National Mortgage Association Series 2005 5.50%, 03/01/2025		51		56,748

Agency ARMs – 0.0%
Federal Home Loan Mortgage Corp. Gold Series 2006 2.55% (LIBOR 12 Month + 2.18%), 12/01/2036(e)		0	**	278
Series 2007 4.10% (LIBOR 12 Month + 2.10%), 03/01/2037(e)		1		609
Federal National Mortgage Association Series 2007 3.288% (LIBOR 12 Month + 1.46%), 02/01/2037(e)		1		1,278

	Principal Amount (000)		U.S. $ Value
3.791% (LIBOR 12 Month + 1.80%), 03/01/2037(e)	U.S.$	1	$1,074

			3,239

Total Mortgage Pass-Throughs (cost $106,186,757)			110,133,894

COMMERCIAL MORTGAGE-BACKED SECURITIES – 8.7%
Non-Agency Fixed Rate CMBS – 6.5%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.534%, 03/10/2037(a)		740	662,584
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class AS 3.989%, 09/15/2048		211	234,175
CCUBS Commercial Mortgage Trust Series 2017-C1, Class A4 3.544%, 11/15/2050		2,005	2,293,816
CFCRE Commercial Mortgage Trust Series 2016-C4, Class A4 3.283%, 05/10/2058		2,808	3,049,595
CGRBS Commercial Mortgage Trust Series 2013-VN05, Class A 3.369%, 03/13/2035(a)		2,495	2,618,484
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class B 3.732%, 04/10/2046		1,140	1,197,689
Series 2015-GC27, Class A5 3.137%, 02/10/2048		1,468	1,591,564
Series 2015-GC35, Class A4 3.818%, 11/10/2048		630	712,803
Series 2016-C1, Class A4 3.209%, 05/10/2049		2,409	2,668,095
Series 2016-GC36, Class A5 3.616%, 02/10/2049		705	792,340
Series 2018-B2, Class A4 4.009%, 03/10/2051		1,200	1,397,920
Commercial Mortgage Trust
Series 2012-CR3, Class E 4.75%, 10/15/2045(a)		889	513,313
Series 2013-SFS, Class A1 1.873%, 04/12/2035(a)		333	330,249
Series 2014-UBS5, Class A4 3.838%, 09/10/2047		1,925	2,124,304
Series 2015-3BP, Class A 3.178%, 02/10/2035(a)		400	431,170
Series 2015-CR24, Class A5 3.696%, 08/10/2048		730	819,187
Series 2015-CR25, Class A4 3.759%, 08/10/2048		999	1,123,216
Series 2015-DC1, Class A5 3.35%, 02/10/2048		1,960	2,147,371
Series 2015-LC21, Class XA 0.687%, 07/10/2048(f)		2,306	59,691

	Principal Amount (000)		U.S. $ Value
Series 2015-PC1, Class A5 3.902%, 07/10/2050	U.S.$	226	$253,217
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4 3.504%, 06/15/2057		675	743,000
Series 2015-C3, Class A4 3.718%, 08/15/2048		1,165	1,296,280
Series 2015-C4, Class A4 3.808%, 11/15/2048		1,641	1,850,230
GS Mortgage Securities Trust
Series 2011-GC5, Class D 5.388%, 08/10/2044(a)		150	128,418
Series 2013-G1, Class A2 3.557%, 04/10/2031(a)		1,499	1,490,305
Series 2014-GC22, Class A5 3.862%, 06/10/2047		1,532	1,681,110
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class D 5.424%, 08/15/2046(a)		224	173,580
Series 2012-C6, Class E 5.152%, 05/15/2045(a)		712	423,220
Series 2012-C8, Class AS 3.424%, 10/15/2045(a)		1,897	1,957,124
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class D 4.702%, 08/15/2046(a)		472	348,725
Series 2014-C21, Class A5 3.775%, 08/15/2047		1,445	1,585,414
Series 2014-C22, Class XA 0.83%, 09/15/2047(f)		5,716	145,392
Series 2015-C30, Class A5 3.822%, 07/15/2048		725	818,634
Series 2015-C31, Class A3 3.801%, 08/15/2048		1,903	2,135,449
JPMCC Commercial Mortgage Securities Trust Series 2017-JP7, Class XA 1.055%, 09/15/2050(f)		10,063	499,757
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.492%, 09/15/2039		250	144,519
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(a)		975	995,562
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C16, Class A5 3.892%, 06/15/2047		1,345	1,463,251
Series 2014-C19, Class D 3.25%, 12/15/2047(a)		603	554,889
Series 2015-C22, Class A4 3.306%, 04/15/2048		2,000	2,173,382
Series 2015-C25, Class XA 1.053%, 10/15/2048(f)		2,114	81,568

	Principal Amount (000)		U.S. $ Value
Morgan Stanley Capital I Trust Series 2011-C1, Class D 5.563%, 09/15/2047(a)	U.S.$	300	$300,157
Series 2016-UB12, Class A4 3.596%, 12/15/2049		1,105	1,244,553
UBS Commercial Mortgage Trust
Series 2012-C1, Class AS 4.171%, 05/10/2045		1,250	1,289,930
Series 2018-C10, Class A4 4.313%, 05/15/2051		1,350	1,585,401
Series 2018-C8, Class A4 3.983%, 02/15/2051		1,320	1,533,722
Series 2018-C9, Class A4 4.117%, 03/15/2051		2,100	2,460,143
UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class A5 2.85%, 12/10/2045		2,348	2,434,286
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class C 4.462%, 09/15/2048		975	856,414
Series 2016-NXS6, Class C 4.315%, 11/15/2049		1,030	1,017,662
WF-RBS Commercial Mortgage Trust
Series 2014-C24, Class AS 3.931%, 11/15/2047		356	365,729
Series 2014-C25, Class A5 3.631%, 11/15/2047		2,100	2,316,840

			61,115,429

Non-Agency Floating Rate CMBS – 2.2%
Ashford Hospitality Trust
Series 2018-ASHF, Class A 1.059% (LIBOR 1 Month + 0.90%), 04/15/2035(a) (e)		909	897,021
Series 2018-KEYS, Class A 1.159% (LIBOR 1 Month + 1.00%), 06/15/2035(a) (e)		1,500	1,454,215
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 1.159% (LIBOR 1 Month + 1.00%), 11/15/2033(a) (e)		2,435	2,328,933
BBCMS Mortgage Trust Series 2020-BID, Class A 2.299% (LIBOR 1 Month + 2.14%), 10/15/2037(a) (e)		1,513	1,513,476
BHMS Series 2018-ATLS, Class A 1.409% (LIBOR 1 Month + 1.25%), 07/15/2035(a) (e)		1,200	1,166,461
Braemar Hotels & Resorts Trust Series 2018-PRME, Class A 0.979% (LIBOR 1 Month + 0.82%), 06/15/2035(a) (e)		900	876,754

	Principal Amount (000)		U.S. $ Value
BX Commercial Mortgage Trust Series 2019-IMC, Class A 1.159% (LIBOR 1 Month + 1.00%), 04/15/2034(a) (e)	U.S.$	1,042	$1,015,526
BX Trust Series 2018-EXCL, Class A 1.246% (LIBOR 1 Month + 1.09%), 09/15/2037(a) (e)		1,329	1,227,173
CLNY Trust Series 2019-IKPR, Class D 2.184% (LIBOR 1 Month + 2.03%), 11/15/2038(a) (e)		1,450	1,311,993
DBWF Mortgage Trust Series 2018-GLKS, Class A 1.182% (LIBOR 1 Month + 1.03%), 12/19/2030(a) (e)		1,272	1,255,853
Great Wolf Trust Series 2019-WOLF, Class A 1.193% (LIBOR 1 Month + 1.03%), 12/15/2036(a) (e)		1,433	1,400,662
GS Mortgage Securities Corp. Trust
Series 2019-BOCA, Class A 1.359% (LIBOR 1 Month + 1.20%), 06/15/2038(a) (e)		738	732,896
Series 2019-SMP, Class A 1.309% (LIBOR 1 Month + 1.15%), 08/15/2032(a) (e)		870	864,635
HFX Trust Series 2017-1A, Class A3 3.647%, 03/15/2035(g) (h) (i)		1,690	1,813,383
JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-NNN, Class EFL 2.003% (LIBOR 1 Month + 1.85%), 01/16/2037(a) (e)		138	127,211
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMA 2.109% (LIBOR 1 Month + 1.95%), 11/15/2026(e) (h)		391	347,460
Natixis Commercial Mortgage Securities Trust
Series 2018-850T, Class A 0.942% (LIBOR 1 Month + 0.78%), 07/15/2033(a) (e)		800	794,127
Series 2019-MILE, Class A 1.659% (LIBOR 1 Month + 1.50%), 07/15/2036(a) (e)		666	663,731
Starwood Retail Property Trust Series 2014-STAR, Class A 1.629% (LIBOR 1 Month + 1.47%), 11/15/2027(a) (e)		1,852	1,222,097

			21,013,607

	Principal Amount (000)		U.S. $ Value

Agency CMBS – 0.0%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series K021, Class A1 1.603%, 01/25/2022	U.S.$	16	$16,055
Series K025, Class A1 1.875%, 04/25/2022		19	18,683

			34,738

Total Commercial Mortgage-Backed Securities (cost $80,725,680)			82,163,774

COLLATERALIZED MORTGAGE OBLIGATIONS – 5.4%
Risk Share Floating Rate – 3.4%
Bellemeade Re Ltd.
Series 2018-3A, Class M1B 1.998% (LIBOR 1 Month + 1.85%), 10/25/2028(a) (e)		475	473,859
Series 2019-1A, Class M1B 1.898% (LIBOR 1 Month + 1.75%), 03/25/2029(a) (e)		1,425	1,424,445
Series 2019-3A, Class M1B 1.748% (LIBOR 1 Month + 1.60%), 07/25/2029(a) (e)		915	915,451
Series 2019-3A, Class M1C 2.098% (LIBOR 1 Month + 1.95%), 07/25/2029(a) (e)		300	299,053
Series 2020-2A, Class M1B 3.348% (LIBOR 1 Month + 3.20%), 08/26/2030(a) (e)		783	790,993
Series 2020-3A, Class M1B 2.998% (LIBOR 1 Month + 2.85%), 10/25/2030(a) (e)		450	451,144
Eagle Re Ltd.
Series 2018-1, Class M2 3.148% (LIBOR 1 Month + 3.00%), 11/25/2028(a) (e)		217	218,081
Series 2020-1, Class M1A 1.048% (LIBOR 1 Month + 0.90%), 01/25/2030(a) (e)		1,700	1,693,618
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2016-DNA4, Class M3 3.948% (LIBOR 1 Month + 3.80%), 03/25/2029(e)		525	543,204
Series 2016-HQA4, Class M3 4.048% (LIBOR 1 Month + 3.90%), 04/25/2029(e)		880	913,489
Series 2017-DNA2, Class M2 3.598% (LIBOR 1 Month + 3.45%), 10/25/2029(e)		490	506,065
Series 2017-DNA3, Class M2 2.648% (LIBOR 1 Month + 2.50%), 03/25/2030(e)		970	983,250
Series 2017-HQA2, Class M2B 2.798% (LIBOR 1 Month + 2.65%), 12/25/2029(e)		1,320	1,298,138

	Principal Amount (000)		U.S. $ Value
Series 2017-HQA3, Class M2 2.498% (LIBOR 1 Month + 2.35%), 04/25/2030(e)	U.S.$	2,211	$2,242,169
Series 2020-DNA5, Class M2 2.882%, 10/25/2050(a) (e)		1,510	1,529,293
Federal National Mortgage Association Connecticut Avenue Securities
Series 2015-C01, Class 2M2 4.698% (LIBOR 1 Month + 4.55%), 02/25/2025(e)		110	111,386
Series 2015-C02, Class 2M2 4.148% (LIBOR 1 Month + 4.00%), 05/25/2025(e)		154	156,698
Series 2015-C03, Class 2M2 5.148% (LIBOR 1 Month + 5.00%), 07/25/2025(e)		286	290,696
Series 2015-C04, Class 1M2 5.848% (LIBOR 1 Month + 5.70%), 04/25/2028(e)		169	180,727
Series 2016-C05, Class 2M2 4.598% (LIBOR 1 Month + 4.45%), 01/25/2029(e)		1,358	1,414,014
Series 2016-C06, Class 1M2 4.398% (LIBOR 1 Month + 4.25%), 04/25/2029(e)		358	374,780
Series 2017-C01, Class 1M2 3.698% (LIBOR 1 Month + 3.55%), 07/25/2029(e)		807	830,232
Series 2017-C02, Class 2M2C 3.798% (LIBOR 1 Month + 3.65%), 09/25/2029(e)		1,486	1,488,993
Home Re Ltd. Series 2020-1, Class M1B 3.398% (LIBOR 1 Month + 3.25%), 10/25/2030(a) (e)		1,250	1,269,973
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 4.398% (LIBOR 1 Month + 4.25%), 11/25/2024(e) (h)		108	104,002
Mortgage Insurance-Linked Notes Series 2019-1, Class M1 2.048% (LIBOR 1 Month + 1.90%), 11/26/2029(a) (e)		1,158	1,154,813
Oaktown Re V Ltd. Series 2020-2A, Class M1B 3.748% (LIBOR 1 Month + 3.60%), 10/25/2030(a) (e)		2,252	2,270,985
PMT Credit Risk Transfer Trust
Series 2019-1R, Class A 2.145% (LIBOR 1 Month + 2.00%), 03/27/2024(e) (h)		309	294,274
Series 2019-2R, Class A 2.895% (LIBOR 1 Month + 2.75%), 05/27/2023(e) (h)		703	677,840

	Principal Amount (000)		U.S. $ Value
Series 2019-3R, Class A 2.845% (LIBOR 1 Month + 2.70%), 10/27/2022(e) (h)	U.S.$	203	$200,128
Series 2020-1R, Class A 2.495% (LIBOR 1 Month + 2.35%), 02/27/2023(e) (h)		764	747,862
Radnor Re Ltd.
Series 2019-1, Class M1B 2.098% (LIBOR 1 Month + 1.95%), 02/25/2029(a) (e)		909	909,030
Series 2019-2, Class M1B 1.898% (LIBOR 1 Month + 1.75%), 06/25/2029(a) (e)		1,076	1,072,630
Series 2020-1, Class M1A 1.098% (LIBOR 1 Month + 0.95%), 02/25/2030(a) (e)		536	534,868
Series 2020-2, Class M1C 4.748% (LIBOR 1 Month + 4.60%), 10/25/2030(a) (e)		910	925,421
Traingle Re Ltd. Series 2020-1, Class M1B 4.048% (LIBOR 1 Month + 3.90%), 10/25/2030(a) (e)		2,593	2,612,193
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2 5.398% (LIBOR 1 Month + 5.25%), 11/25/2025(e) (h)		416	406,206
Series 2015-WF1, Class 2M2 5.648% (LIBOR 1 Month + 5.50%), 11/25/2025(e) (h)		125	123,335

			32,433,338

Agency Floating Rate – 1.0%
Federal Home Loan Mortgage Corp. REMICs
Series 4416, Class BS 5.941% (6.10% - LIBOR 1 Month), 12/15/2044(e) (j)		2,399	477,662
Series 4693, Class SL 5.991% (6.15% - LIBOR 1 Month), 06/15/2047(e) (j)		2,430	558,197
Series 4727, Class SA 6.041% (6.20% - LIBOR 1 Month), 11/15/2047(e) (j)		2,094	427,862
Series 4931, Class SJ 5.902% (6.05% - LIBOR 1 Month), 11/25/2049(e) (j)		6,118	1,061,752
Series 4954, Class SL 5.902% (6.05% - LIBOR 1 Month), 02/25/2050(e) (j)		4,106	776,386
Series 4981, Class HS 5.952% (6.10% - LIBOR 1 Month), 06/25/2050(e) (j)		9,652	1,826,222

	Principal Amount (000)		U.S. $ Value
Federal National Mortgage Association REMICs Series 2011-131, Class ST 6.392% (6.54% - LIBOR 1 Month), 12/25/2041(e) (j)	U.S.$	1,278	$307,213
Series 2016-106, Class ES 5.852% (6.00% - LIBOR 1 Month), 01/25/2047(e) (j)		2,296	427,269
Series 2017-16, Class SG 5.902% (6.05% - LIBOR 1 Month), 03/25/2047(e) (j)		2,348	477,920
Series 2017-73, Class SA 6.002% (6.15% - LIBOR 1 Month), 09/25/2047(e) (j)		2,861	643,866
Series 2017-97, Class LS 6.052% (6.20% - LIBOR 1 Month), 12/25/2047(e) (j)		2,134	529,954
Series 2017-97, Class SW 6.052% (6.20% - LIBOR 1 Month), 12/25/2047(e) (j)		1,955	475,675
Government National Mortgage Association
Series 2017-134, Class SE 6.048% (6.20% - LIBOR 1 Month), 09/20/2047(e) (j)		1,904	327,100
Series 2017-43, Class ST 5.948% (6.10% - LIBOR 1 Month), 03/20/2047(e) (j)		2,881	554,529
Series 2017-65, Class ST 5.998% (6.15% - LIBOR 1 Month), 04/20/2047(e) (j)		2,567	547,096

			9,418,703

Agency Fixed Rate – 0.8%
Federal Home Loan Mortgage Corp. REMICs
Series 4973, Class BI 4.50%, 05/25/2050(f)		9,990	1,641,608
Series 4976, Class MI 4.50%, 05/25/2050(f)		6,742	1,075,306
Series 5015, Class BI 4.00%, 09/25/2050(f)		5,287	860,333
Series 5018, Class EI 4.00%, 10/25/2050(f)		4,409	617,803
Series 5049, Class CI 3.50%, 12/25/2050(f)		5,913	754,687
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 0.69%, 05/28/2035		323	305,315
Federal National Mortgage Association REMICs Series 2020-89, Class KI 4.00%, 12/25/2050(f)		11,182	1,747,036

			7,002,088

	Principal Amount (000)		U.S. $ Value

Non-Agency Fixed Rate – 0.1%
Alternative Loan Trust Series 2005-20CB, Class 3A6 5.50%, 07/25/2035	U.S.$	92	$82,839
Series 2006-24CB, Class A16 5.75%, 08/25/2036		478	382,124
Series 2006-28CB, Class A14 6.25%, 10/25/2036		353	259,362
Series 2006-J1, Class 1A13 5.50%, 02/25/2036		230	211,811
Countrywide Home Loan Mortgage Pass-Through Trust Series 2006-13, Class 1A19 6.25%, 09/25/2036		89	58,140
First Horizon Alternative Mortgage Securities Trust Series 2006-FA3, Class A9 6.00%, 07/25/2036		358	245,893

			1,240,169

Non-Agency Floating Rate – 0.1%
Chase Mortgage Reference Notes Series 2019-CL1, Class M3 2.248% (LIBOR 1 Month + 2.10%), 04/25/2047(a) (e)		384	387,758
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2 0.528% (LIBOR 1 Month + 0.19%), 12/25/2036(e)		1,022	517,296
HomeBanc Mortgage Trust Series 2005-1, Class A1 0.648% (LIBOR 1 Month + 0.25%), 03/25/2035(e)		252	225,702

			1,130,756

Total Collateralized Mortgage Obligations (cost $51,166,149)			51,225,054

INFLATION-LINKED SECURITIES – 3.2%
Canada – 0.2%
Canadian Government Real Return Bond 0.50%, 12/01/2050	CAD	1,661	1,631,093

Japan – 0.7%
Japanese Government CPI Linked Bond Series 22 0.10%, 03/10/2027	JPY	646,371	6,291,374

United States – 2.3%
U.S. Treasury Inflation Index 0.125%, 07/15/2026 (TIPS)	U.S.$	7,200	7,918,151
0.375%, 07/15/2025 (TIPS)		11,439	12,561,412
0.75%, 07/15/2028 (TIPS)		1,629	1,894,766

			22,374,329

Total Inflation-Linked Securities (cost $27,670,357)			30,296,796

		Principal Amount (000)	U.S. $ Value

ASSET-BACKED SECURITIES – 2.3%
Autos - Fixed Rate – 1.1%
Avis Budget Rental Car Funding AESOP LLC Series 2016-1A, Class A 2.99%, 06/20/2022(a)	U.S.$	742	$746,143
Series 2018-1A, Class A 3.70%, 09/20/2024(a)		1,700	1,791,598
Series 2018-2A, Class A 4.00%, 03/20/2025(a)		1,680	1,820,283
First Investors Auto Owner Trust
Series 2019-1A, Class B 3.02%, 03/17/2025(a)		1,700	1,738,238
Series 2020-1A, Class A 1.49%, 01/15/2025(a)		786	791,062
Flagship Credit Auto Trust
Series 2016-2, Class D 8.56%, 11/15/2023(a)		620	629,707
Series 2016-4, Class D 3.89%, 11/15/2022(a)		570	578,668
Ford Credit Auto Owner Trust Series 2016-1, Class A 2.31%, 08/15/2027(a)		1,232	1,234,874
Hertz Vehicle Financing II LP
Series 2017-1A, Class A 2.96%, 10/25/2021(a)		342	342,443
Series 2018-1A, Class A 3.29%, 02/25/2024(a)		162	161,923
Series 2019-1A, Class A 3.71%, 03/25/2023(a)		438	438,554
Series 2019-2A, Class A 3.42%, 05/25/2025(a)		297	297,698
Hertz Vehicle Financing LLC Series 2018-2A, Class A 3.65%, 06/27/2022(a)		297	297,384

			10,868,575

Other ABS - Fixed Rate – 0.7%
Affirm Asset Securitization Trust Series 2020-A, Class A 2.10%, 02/18/2025(a)		1,132	1,138,452
Hardee’s Funding LLC
Series 2018-1A, Class A23 5.71%, 06/20/2048(a)		796	867,358
Series 2020-1A, Class A2 3.981%, 12/20/2050(a)		490	501,879
Marlette Funding Trust
Series 2018-4A, Class A 3.71%, 12/15/2028(a)		120	120,745
Series 2019-1A, Class A 3.44%, 04/16/2029(a)		187	188,611
Series 2019-3A, Class A 2.69%, 09/17/2029(a)		502	505,118

	Principal Amount (000)		U.S. $ Value
Series 2020-1A, Class A 2.24%, 03/15/2030(a)	U.S.$	223	$223,855
Prosper Marketplace Issuance Trust Series 2019-3A, Class A 3.19%, 07/15/2025(a)		122	122,439
SoFi Consumer Loan Program LLC Series 2017-5, Class A2 2.78%, 09/25/2026(a)		365	367,405
Series 2017-6, Class A2 2.82%, 11/25/2026(a)		206	206,736
SoFi Consumer Loan Program Trust Series 2018-3, Class A2 3.67%, 08/25/2027(a)		358	360,650
Series 2019-1, Class A 3.24%, 02/25/2028(a)		233	234,488
Series 2019-3, Class A 2.90%, 05/25/2028(a)		432	436,279
Upstart Securitization Trust Series 2020-3, Class A 1.702%, 11/20/2030(a)		932	937,252

			6,211,267

Credit Cards - Fixed Rate – 0.5%
Chase Issuance Trust Series 2012-A7, Class A7 2.16%, 09/15/2024		200	206,634
World Financial Network Credit Card Master Trust Series 2018-A, Class A 3.07%, 12/16/2024		2,100	2,106,796
Series 2018-B, Class M 3.81%, 07/15/2025		1,100	1,111,884
Series 2019-B, Class M 3.04%, 04/15/2026		1,600	1,648,965

			5,074,279

Home Equity Loans - Floating Rate – 0.0%
ABFC Trust Series 2003-WF1, Class A2 1.273% (LIBOR 1 Month + 1.13%), 12/25/2032(e)		79	78,769
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates Series 2004-1, Class 1A 0.748% (LIBOR 1 Month + 0.30%), 04/25/2034(e)		51	48,915

			127,684

Total Asset-Backed Securities (cost $21,861,095)			22,281,805

CORPORATES - NON-INVESTMENT GRADE – 1.3%
Industrial – 0.8%
Capital Goods – 0.2%
GFL Environmental, Inc. 3.50%, 09/01/2028(a)		1,811	1,843,199

	Principal Amount (000)		U.S. $ Value

Communications – Telecommunications – 0.2%
CenturyLink, Inc. 4.50%, 01/15/2029(a)	U.S.$	1,559	$1,586,127

Consumer Non-Cyclical – 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 03/15/2029(a)		1,786	1,806,200

Energy – 0.0%
Transocean Poseidon Ltd. 6.875%, 02/01/2027(a)		491	446,491

Other Industrial – 0.2%
H&E Equipment Services, Inc. 3.875%, 12/15/2028(a)		1,794	1,812,747

			7,494,764

Financial Institutions – 0.5%
Banking – 0.5%
Credit Suisse Group AG 6.375%, 08/21/2026(a) (d)		355	395,598
7.50%, 07/17/2023-12/11/2023(a) (d)		3,124	3,413,213
Intesa Sanpaolo SpA 5.017%, 06/26/2024(a)		757	827,522

			4,636,333

Total Corporates - Non-Investment Grade (cost $11,796,220)			12,131,097

COLLATERALIZED LOAN OBLIGATIONS – 1.1%
CLO – Floating Rate – 1.1%
Dryden CLO Ltd. Series 2020-77A, Class A 2.224% (LIBOR 3 Month + 2.00%), 05/20/2031(a) (e)		1,000	1,003,287
Series 2020-78A, Class C 2.168% (LIBOR 3 Month + 1.95%), 04/17/2033(a) (e)		1,260	1,260,808
Series 2020-78A, Class D 3.218% (LIBOR 3 Month + 3.00%), 04/17/2033(a) (e)		400	394,620
Elevation CLO Ltd. Series 2020-11A, Class C 2.437% (LIBOR 3 Month + 2.20%), 04/15/2033 (a) (e)		1,080	1,056,409
Goldentree Loan Management US CLO Ltd. Series 2020-7A, Class A 2.118% (LIBOR 3 Month + 1.90%), 04/20/2031(a) (e)		1,415	1,417,901
Kayne CLO Ltd. Series 2020-7A, Class C 2.218% (LIBOR 3 Month + 2.00%), 04/17/2033(a) (e)		570	570,070

	Principal Amount (000)		U.S. $ Value
Magnetite XXVI Ltd. Series 2020-26A, Class A 1.987% (LIBOR 3 Month + 1.75%), 07/15/2030(a) (e)	U.S.$	2,229	$2,236,591
OCP CLO Ltd. Series 2020-18A, Class A 2.018% (LIBOR 3 Month + 1.80%), 04/20/2030(a) (e)		1,500	1,503,100
SCFF I Ltd. Series 2020-1A, Class A2A 3.487% (LIBOR 3 Month + 3.25%), 04/15/2031(a) (e)		630	632,812
Voya CLO Ltd. Series 2019-1A, Class DR 3.087% (LIBOR 3 Month + 2.85%), 04/15/2031(a) (e)		480	457,866

Total Collateralized Loan Obligations (cost $10,554,310)			10,533,464

LOCAL GOVERNMENTS – US MUNICIPAL BONDS – 0.9%
United States – 0.9%
Port Authority of New York & New Jersey Series 2020A 1.086%, 07/01/2023		1,000	1,014,900
State Board of Administration Finance Corp. Series 2020A 1.705%, 07/01/2027		1,634	1,696,076
State of California 5.70%, 11/01/2021		1,255	1,311,626
Series 2010 7.625%, 03/01/2040		2,040	3,540,481
Tobacco Settlement Finance Authority/WV 3.00%, 06/01/2035		1,210	1,218,373

Total Local Governments - US Municipal Bonds (cost $7,286,130)			8,781,456

GOVERNMENTS – SOVEREIGN BONDS – 0.9%
Colombia – 0.1%
Colombia Government International Bond 3.125%, 04/15/2031		696	738,804

Israel – 0.1%
Israel Government International Bond 3.875%, 07/03/2050		928	1,115,340

Mexico – 0.1%
Mexico Government International Bond 3.90%, 04/27/2025		989	1,112,566

Qatar – 0.1%
Qatar Government International Bond 3.40%, 04/16/2025(a)		565	622,559

Saudi Arabia – 0.1%
Saudi Government International Bond 2.90%, 10/22/2025(a)		1,022	1,101,205

	Principal Amount (000)		U.S. $ Value

United Arab Emirates – 0.3%
Abu Dhabi Government International Bond 1.70%, 03/02/2031(a)	U.S.$	1,183	$1,180,043
2.50%, 04/16/2025(a)		892	953,325
3.875%, 04/16/2050(a)		746	906,157

			3,039,525

Uruguay – 0.1%
Uruguay Government International Bond 4.375%, 01/23/2031		360	441,111

Total Governments - Sovereign Bonds (cost $7,382,847)			8,171,110

QUASI-SOVEREIGNS – 0.8%
Quasi-Sovereign Bonds – 0.8%
Chile – 0.1%
Corp. Nacional del Cobre de Chile 3.15%, 01/14/2030(a)		905	986,733
3.75%, 01/15/2031(a)		202	229,522
Empresa de Transporte de Pasajeros Metro SA 3.65%, 05/07/2030(a)		200	224,500

			1,440,755

Indonesia – 0.3%
Indonesia Asahan Aluminium Persero PT 4.75%, 05/15/2025(a)		591	652,316
Pertamina Persero PT 6.45%, 05/30/2044(a)		850	1,150,953
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 5.45%, 05/21/2028(a)		447	534,724
6.15%, 05/21/2048(a)		200	262,375

			2,600,368

Malaysia – 0.1%
Petronas Capital Ltd. 4.55%, 04/21/2050(a)		448	598,266

Mexico – 0.1%
Petroleos Mexicanos 6.75%, 09/21/2047		996	933,750
6.84%, 01/23/2030		356	370,596

			1,304,346

Peru – 0.2%
Corp. Financiera de Desarrollo SA 2.40%, 09/28/2027(a)		1,473	1,491,413

Total Quasi-Sovereigns (cost $6,669,691)			7,435,148

	Principal Amount (000)		U.S. $ Value

AGENCIES – 0.6%

Agency Debentures – 0.6%
Federal Home Loan Bank
1.875%, 07/07/2021	U.S.$	3,365	$3,395,083
2.50%, 02/13/2024		1,465	1,569,616
Federal National Mortgage Association
6.25%, 05/15/2029		355	505,882
6.625%, 11/15/2030		260	393,570

Total Agencies (cost $5,623,843)			5,864,151

EMERGING MARKETS - CORPORATE BONDS – 0.5%

Industrial – 0.5%

Basic – 0.0%
Braskem Netherlands Finance BV 4.50%, 01/31/2030 (a)		500	512,969

Capital Goods – 0.1%
Embraer Netherlands Finance BV
5.40%, 02/01/2027		1,025	1,087,141
6.95%, 01/17/2028(a)		537	606,810
Odebrecht Finance Ltd. 5.25%, 06/27/2029 (a) (k) (l)		656	27,675

			1,721,626

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030 (a)		645	690,351

Consumer Cyclical - Other – 0.1%
Wynn Macau Ltd. 5.625%, 08/26/2028 (a)		730	761,937

Consumer Non-Cyclical – 0.1%
BRF GmbH 4.35%, 09/29/2026 (a)		525	553,219

Transportation - Services – 0.1%
Rumo Luxembourg SARL 5.875%, 01/18/2025 (a)		672	710,850

			4,950,952

Utility – 0.0%

Electric – 0.0%
Terraform Global Operating LLC 6.125%, 03/01/2026 (h)		117	120,131

Total Emerging Markets - Corporate Bonds (cost $5,429,037)			5,071,083

	Principal Amount (000)			U.S. $ Value

EMERGING MARKETS - TREASURIES – 0.4%

South Africa – 0.4%
Republic of South Africa Government Bond Series 2030 8.00%, 01/31/2030 (cost $2,947,984)		ZAR	62,259	$4,039,799

EMERGING MARKETS - SOVEREIGNS – 0.3%

Dominican Republic – 0.2%
Dominican Republic International Bond 4.875%, 09/23/2032 (a)		U.S.	1,919	2,115,098

Egypt – 0.1%
Egypt Government International Bond 6.125%, 01/31/2022 (a)			405	422,086

Total Emerging Markets - Sovereigns (cost $2,324,000)				2,537,184

	Shares

COMMON STOCKS – 0.1%

Financials – 0.1%

Insurance – 0.1%
Mt Logan Re Ltd. (Preference Shares)(g) (i) (k) (m) (cost $521,000)			521	541,168

	Principal Amount (000)

SHORT-TERM INVESTMENTS – 3.7%

U.S. Treasury Bills – 2.3%
U.S. Treasury Bill Zero Coupon, 01/12/2021 (cost $22,159,512)	U.S.$		22,160	22,159,803

	Shares

Investment Companies – 1.3%

AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.03%(n) (o) (p) (cost $12,407,940)			12,407,940	12,407,940

	Principal Amount (000)

Short-Term Municipal Notes – 0.1%

New York – 0.1%
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2020B 5.00%, 03/31/2021 (cost $505,433)	U.S.$		500	505,880

U.S. $ Value

Total Short-Term Investments (cost $35,072,885)	$35,073,623

Total Investments – 102.2% (cost $913,979,414)(q)	968,899,242
Other assets less liabilities – (2.2)%	(20,802,955)

Net Assets – 100.0%	$948,096,287

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Mini Japan Government Bond Futures	1	March 2021	$147,053	$(225)
U.S. 10 Yr Ultra Futures	129	March 2021	20,170,359	(42,336)
U.S. T-Note 2 Yr (CBT) Futures	1,571	March 2021	347,154,179	260,311
U.S. T-Note 10 Yr (CBT) Futures	58	March 2021	8,008,531	12,693
U.S. Ultra Bond (CBT) Futures	25	March 2021	5,339,063	38,056
Sold Contracts
Canadian 10 Yr Bond Futures	48	March 2021	5,622,437	(23,107)
Euro Buxl 30 Yr Bond Futures	79	March 2021	21,737,993	(146,756)
Japan 10 Yr Bond (OSE) Futures	5	March 2021	7,356,544	5,551
U.S. Long Bond (CBT) Futures	8	March 2021	1,385,500	10,988
U.S. T-Note 5 Yr (CBT) Futures	420	March 2021	52,988,906	(129,886)

				$(14,711)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	RUB	48,082	USD	647	01/22/2021	$(2,628)
Bank of America, NA	USD	2,254	MXN	44,845	02/25/2021	(13,331)
Barclays Bank PLC	USD	2,269	IDR	32,026,282	01/15/2021	30,968
Barclays Bank PLC	RUB	1,353,074	USD	18,337	01/22/2021	63,918
Barclays Bank PLC	USD	2,203	ZAR	33,023	02/04/2021	35,003
Barclays Bank PLC	CAD	27,111	USD	21,177	02/18/2021	(125,018)
BNP Paribas SA	USD	1,034	ZAR	15,325	02/04/2021	4,210
Citibank, NA	USD	18,053	KRW	20,536,191	01/14/2021	823,101
Citibank, NA	USD	72	CNY	470	02/10/2021	252
Citibank, NA	USD	12,002	JPY	1,249,153	02/26/2021	102,552
Goldman Sachs Bank USA	USD	18,296	AUD	25,934	01/12/2021	1,699,727
Morgan Stanley & Co., Inc.	AUD	51,313	USD	36,630	01/12/2021	(2,933,243)
Morgan Stanley & Co., Inc.	MYR	10,195	USD	2,446	03/25/2021	(100,119)
Morgan Stanley Capital Services, Inc.	BRL	22,994	USD	4,404	01/05/2021	(23,339)
Morgan Stanley Capital Services, Inc.	USD	2,212	BRL	11,497	01/05/2021	1,065
Morgan Stanley Capital Services, Inc.	USD	2,249	BRL	11,497	01/05/2021	(35,152)
Morgan Stanley Capital Services, Inc.	USD	2,190	BRL	11,497	02/02/2021	22,497
Morgan Stanley Capital Services, Inc.	NZD	25,666	USD	18,299	03/05/2021	(173,339)
Standard Chartered Bank	KRW	20,683,591	USD	18,542	01/14/2021	(469,915)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Standard Chartered Bank	USD	1,489	ZAR	22,021	02/04/2021	$3,437
State Street Bank & Trust Co.	USD	751	AUD	1,025	01/12/2021	39,637
State Street Bank & Trust Co.	USD	12	SEK	106	01/15/2021	843
State Street Bank & Trust Co.	USD	696	ZAR	10,196	02/04/2021	(5,251)
State Street Bank & Trust Co.	ZAR	107,435	USD	6,928	02/04/2021	(352,770)
State Street Bank & Trust Co.	USD	289	EUR	236	03/17/2021	(233)
UBS AG	USD	18,227	RUB	1,405,886	01/22/2021	758,509
UBS AG	USD	25,049	EUR	20,506	03/17/2021	42,554

						$(606,065)

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CAD	70,000	08/27/2021	3 Month CDOR	1.623%	Semi-Annual/ Semi-Annual	$621,899	$156	$621,743
SEK	307,100	08/30/2024	3 Month STIBOR	(0.165)%	Quarterly/ Annual	(322,102)	202	(322,304)
CAD	99,250	08/07/2025	3 Month CDOR	0.698%	Semi-Annual/ Semi-Annual	(189,938)	(940)	(188,998)
USD	4,950	12/13/2029	1.764%	3 Month LIBOR	Semi-Annual/ Quarterly	(400,324)	—	(400,324)
EUR	6,130	11/10/2050	6 Month EURIBOR	(0.043)%	Semi-Annual/ Annual	(48,130)	—	(48,130)
EUR	6,130	11/10/2050	0.022%	6 Month EURIBOR	Annual/ Semi-Annual	(100,342)	47,563	(147,905)

						$(438,937)	$46,981	$(485,918)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2020		Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)%	Monthly	5.87%	USD	1,980	$234,432	$135,349	$99,083
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.87	USD	1,608	190,388	113,760	76,628

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2020		Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)%	Monthly	5.87%	USD	1,608	$190,387	$117,770	$72,617
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.87	USD	804	95,193	62,541	32,652
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.87	USD	400	47,360	26,605	20,755
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.87	USD	400	47,360	26,605	20,755
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.87	USD	380	44,992	25,841	19,151
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.87	USD	1,063	125,948	215,162	(89,214)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.87	USD	1,063	125,948	215,328	(89,380)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.87	USD	1,254	148,683	248,691	(100,008)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.87	USD	1,248	147,659	256,070	(108,411)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.87	USD	3,130	371,113	626,373	(255,260)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.87	USD	6,261	741,824	1,276,580	(534,756)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.87	USD	997	118,128	174,066	(55,938)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.87	USD	663	78,444	134,635	(56,191)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.87	USD	532	63,033	103,899	(40,866)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.87	USD	1,063	125,948	218,410	(92,462)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2020		Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citibank, NA
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	15.00%	USD	42	$(11,190)	$(5,568)	$(5,622)
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	7	(1,865)	(1,101)	(764)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	10	(2,665)	(1,257)	(1,408)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	25	(6,661)	(2,483)	(4,178)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	35	(9,330)	(4,121)	(5,209)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	49	(13,054)	(7,130)	(5,924)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	44	(11,723)	(5,698)	(6,025)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	43	(11,460)	(5,327)	(6,133)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	50	(13,325)	(6,398)	(6,927)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	50	(13,325)	(6,194)	(7,131)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	71	(18,921)	(8,795)	(10,126)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	72	(19,188)	(8,048)	(11,140)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	102	(27,183)	(11,401)	(15,782)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	116	(30,924)	(13,658)	(17,266)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	509	(135,606)	(61,638)	(73,968)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2020		Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	15.00%	USD	636	$(169,441)	$(49,180)	$(120,261)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	5	(1,333)	(610)	(723)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	165	(43,972)	(19,987)	(23,985)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	251	(66,871)	(19,874)	(46,997)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	240	(63,940)	(16,202)	(47,738)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	417	(111,096)	(60,402)	(50,694)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	324	(86,319)	(26,199)	(60,120)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	388	(103,370)	(22,562)	(80,808)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	1,200	(319,800)	(118,036)	(201,764)
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	45	(11,988)	(5,150)	(6,838)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	278	(74,063)	(34,203)	(39,860)
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	6.97	USD	1,460	(109,371)	(27,886)	(81,485)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	610	(162,514)	(68,126)	(94,388)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	610	(162,515)	(68,100)	(94,415)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	28	(7,459)	(4,152)	(3,307)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2020		Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	15.00%	USD	22	$(5,861)	$(1,925)	$(3,936)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	31	(8,262)	(3,882)	(4,380)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	45	(11,989)	(4,340)	(7,649)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	45	(11,988)	(4,010)	(7,978)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	89	(23,711)	(9,381)	(14,330)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	322	(85,786)	(51,386)	(34,400)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	325	(86,585)	(48,779)	(37,806)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	448	(119,355)	(72,522)	(46,833)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	268	(71,400)	(22,611)	(48,789)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	306	(81,523)	(31,831)	(49,692)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	446	(118,822)	(59,265)	(59,557)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	950	(253,096)	(70,910)	(182,186)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	56	(14,919)	(5,334)	(9,585)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	59	(15,718)	(5,621)	(10,097)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	138	(36,765)	(17,194)	(19,571)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	239	(63,674)	(22,704)	(40,970)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2020		Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	15.00%	USD	338	$(90,048)	$(40,829)	$(49,219)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	975	(259,756)	(116,747)	(143,009)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	369	(98,308)	(25,406)	(72,902)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	1,200	(319,700)	(156,072)	(163,628)

						$(700,898)	$2,517,450	$(3,218,348)

*	Termination date
**	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the aggregate market value of these securities amounted to $186,168,393 or 19.6% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(c)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2020.
(f)	IO - Interest Only.
(g)	Fair valued by the Adviser.
(h)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.50% of net assets as of December 31, 2020, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
HFX Trust Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020	$1,812,642	$1,813,383	0.19%
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 4.398%, 11/25/2024	11/06/2015	107,501	104,002	0.01%
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMA 2.109%, 11/15/2026	11/16/2015	389,909	347,460	0.04%
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 2.145%, 03/27/2024	03/21/2019	308,771	294,274	0.03%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 2.895%, 05/27/2023	06/07/2019	$702,922	$677,840	0.07%
PMT Credit Risk Transfer Trust Series 2019-3R, Class A 2.845%, 10/27/2022	10/11/2019	202,502	200,128	0.02%
PMT Credit Risk Transfer Trust Series 2020-1R, Class A 2.495%, 02/27/2023	10/16/2007	763,621	747,862	0.08%
Terraform Global Operating LLC 6.125%, 03/01/2026	02/08/2018	117,000	120,131	0.01%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.398%, 11/25/2025	09/28/2015	416,285	406,206	0.04%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 5.648%, 11/25/2025	09/28/2015	124,743	123,335	0.01%

(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(j)	Inverse interest only security.
(k)	Non-income producing security.
(l)	Defaulted.
(m)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt Logan Re Ltd. (Preference Shares)	12/30/2014	$521,000	$541,168	0.06%

(n)	Affiliated investments.
(o)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(p)	The rate shown represents the 7-day yield as of period end.
(q)

As of December 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $63,859,841 and gross unrealized depreciation of investments was $(13,265,055), resulting in net unrealized appreciation of $50,594,786.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CNY – Chinese Yuan Renminbi

EUR – Euro

IDR – Indonesian Rupiah

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NZD – New Zealand Dollar

RUB – Russian Ruble

SEK – Swedish Krona

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

ARMs – Adjustable Rate Mortgages

CBT – Chicago Board of Trade

CDOR – Canadian Dealer Offered Rate

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CPI – Consumer Price Index

EURIBOR – Euro Interbank Offered Rate

LIBOR – London Interbank Offered Rate

OSE – Osaka Securities Exchange

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

STIBOR – Stockholm Interbank Offered Rate

TBA – To Be Announced

TIPS – Treasury Inflation Protected

Sanford C. Bernstein Fund II, Inc.

Intermediate Duration Institutional Portfolio

December 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$293,175,196	$—	$293,175,196
Corporates - Investment Grade	—	279,443,440	—	279,443,440
Mortgage Pass-Throughs	—	110,133,894	—	110,133,894
Commercial Mortgage-Backed Securities	—	80,350,391	1,813,383	82,163,774
Collateralized Mortgage Obligations	—	51,225,054	—	51,225,054
Inflation-Linked Securities	—	30,296,796	—	30,296,796
Asset-Backed Securities	—	22,281,805	—	22,281,805
Corporates - Non-Investment Grade	—	12,131,097	—	12,131,097
Collateralized Loan Obligations	—	10,533,464	—	10,533,464
Local Governments - US Municipal Bonds	—	8,781,456	—	8,781,456
Governments - Sovereign Bonds	—	8,171,110	—	8,171,110
Quasi-Sovereigns	—	7,435,148	—	7,435,148
Agencies	—	5,864,151	—	5,864,151
Emerging Markets - Corporate Bonds	—	5,071,083	—	5,071,083
Emerging Markets - Treasuries	—	4,039,799	—	4,039,799
Emerging Markets - Sovereigns	—	2,537,184	—	2,537,184
Common Stocks	—	—	541,168	541,168
Short-Term Investments:
U.S. Treasury Bills	—	22,159,803	—	22,159,803
Investment Companies	12,407,940	—	—	12,407,940
Short-Term Municipal Notes	—	505,880	—	505,880

Total Investments in Securities	12,407,940	954,136,751	2,354,551	968,899,242
Other Financial Instruments(a):
Assets:
Futures	327,599	—	—	327,599
Forward Currency Exchange Contracts	—	3,628,273	—	3,628,273
Centrally Cleared Interest Rate Swaps	—	621,899	—	621,899
Credit Default Swaps	—	2,896,840	—	2,896,840
Liabilities:

Futures	(342,310)	—	—	(342,310)
Forward Currency Exchange Contracts	—	(4,234,338)	—	(4,234,338)
Centrally Cleared Interest Rate Swaps	—	(1,060,836)	—	(1,060,836)
Credit Default Swaps	—	(3,597,738)	—	(3,597,738)

Total	$12,393,229	$952,390,851	$2,354,551	$967,138,631

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2020 is as follows:

Fund	Market Value 09/30/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$8,025	$188,030	$183,647	$12,408	$59